DRINKER BIDDLE & REATH LLP

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Philadelphia, PA 19103-6996

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www.drinkerbiddle.com

March 1, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Patricia P. Williams

Re:	The Commerce Funds (the “Trust”) - Registration Nos. 33-80966/811-8598

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 28 (the “Amendment”) to the Registration Statement on Form N-1A of the Trust under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended.

The Registrant filed a Post-Effective Amendment (“PEA No. 26”) on December 28, 2005 and a Post-Effective Amendment No. 27 (“PEA No. 27”) on February 24, 2006, for the sole purpose of designating March 1, 2006 as the new date upon which PEA No. 26 shall become effective.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to: 1) include the Trust’s audited financial statements for the fiscal year ended October 31, 2005; 2) update certain financial information, including all expense summaries; 3) respond to the staff’s comments on PEA No. 26; 4) provide certain performance information for the fiscal year ended October 31, 2005 and other miscellaneous updating information in the prospectuses and statement of additional information; and 5) make certain other non-material changes. The Amendment does not contain disclosure that would render it ineligible to become effective on March 1, 2006 pursuant to Rule 485(b).

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Securities and Exchange Commission

March 1, 2006

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures